ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Account Receivable risk

	2014		2013
Ovation Pharma	85,000	44%	135,035	52%
Sothema Laboratories	52,187	27%	-	-
Wal-Mart	20,580	11%	37,963	15%

Revenues consist primarily of product sales and licensing rights to market and commercialize our products.  The following table identifies customers with revenues that individually exceed 10% of the Company’s total revenues for the year ended December 31, 2014:

Sothema Laboratories	245,380	23%
Ovation Pharma	175,000	17%
Wal-Mart	171,600	16%

Schedule of Inventory
	September 30, 2015	December 31, 2014
Raw materials and supplies	$85,745	$181,710
Work in process	79,885	-
Finished goods	145,574	84,249
Total	$311,204	$265,959

	Amount
	2014	2013
Raw materials	$90,934	$123,379
Finished goods	84,249	63,948
Packaging supplies	100,252	-
Inventory reserve	(9,476)	(9,476)
Total at December 31, 2014	265,959	177,851

Schedule of Intangible Assets and Goodwill

September 30, 2015

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,598	$47,628	$369,970	7 - 15
Customer Contracts	611,119	108,096	503,023	10
Sensum+® License (from CRI)	234,545	44,091	190,454	10
Vesele® trademark	25,287	3,097	22,190	10
Novalere Mfg. Contract	4,681,000	302,000	4,379,000	10
Total	$5,969,549	$504,912	$5,464,637

December 31, 2014

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$264,321	$23,671	$240,650	7 - 15
Customer Contracts	611,119	62,262	548,857	10
Sensum+® license (from CRI)	272,545	31,250	241,295	10
Vesele® trademark	25,287	717	24,570	10
Total	$1,173,272	$117,900	$1,055,372

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)
Patents and trademarks	$264,321	$(23,671)	$240,650	7 - 14
Customer contracts	611,119	(62,262)	548,857	10
Sensum+™ (formally called CIRCUMserum™) license	272,545	(31,250)	241,295	10
Vesele trademark	25,287	(717)	24,570	8
Outstanding at December 31, 2014	1,173,272	(117,900)	1,055,372

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	As of September 30,
	2015	2014
Gross number of shares excluded:
Stock units - unvested	4,623,333	1,534,235
Stock options	164,500	87,500
Convertible notes	1,359,590	1,055,000
Warrants issued with 2015 convertible debentures	1,808,333	-
Warrants	1,630,973	630,973
Total	9,586,729	3,307,708

	As of December 31
	2014	2013
Gross number of shares excluded:
Restricted stock units - unvested	2,505,752	3,238,388
Stock options	113,000	21,000
Convertible notes payable	2,115,195	2,378,287
Warrants	630,973	380,973
Total	5,364,920	6,018,648